Pension and Other Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefits [Abstract]
Summary of net periodic pension and other postretirement benefit costs
Net periodic pension cost recognized included the following components (in thousands):

	Three months ended March 31,
	2012	2011

Service cost	$2,721	$3,074
Interest cost	7,569	7,632
Expected return on plan assets	(9,367)	(8,261)
Recognized actuarial loss	6,245	5,741
Amortization of prior service cost	(1,159)	(1,647)
Total net pension cost	$6,009	$6,539
Less: Discontinued operations	-	2,348
Continuing operations	$6,009	$4,191

Other postretirement benefit cost recognized included the following components (in thousands):

	Three months ended March 31,
	2012	2011

Service cost	$458	$535
Interest cost	942	1,041
Recognized actuarial loss	81	73
Amortization of transition obligation	118	163
Amortization of prior service cost	(37)	(50)
Total other postretirement benefit cost	$1,562	$1,762
Less: Discontinued operations	-	621
Continuing operations	$1,562	$1,141